PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (2,661,241)	$ (1,252,714)
Property and equipment, net	5,142,643	1,628,799
Intangible assets, net	8,889,009	8,064,235
Less: accumulated amortization	(44,620)	(28,086)
Property, equipment and intangible assets, net	14,031,652	9,693,034
Depreciation and amortization expenses	1,338,968	928,414	$ 752,167
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	8,677,136	7,967,036
Trading Right
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	128,212
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	6,292,614	2,385,263
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	391,223	235,894
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	752,194	100,417
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	367,853	159,939
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 128,281	$ 125,285